Summary of Significant Accounting Policies: Derivative Instruments and Hedging Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loss related to the change in the fair value of derivative instruments	$ 20,784	$ 0	$ 0
Foreign currency forward and options contracts outstanding	$ 0	$ 0